B4 Other operating income and expenses (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Schedule of Other Operating Income and Expenses

	2025	2024	2023

Other operating income

Gains on sales of intangible assets and PP&E	65	13	17

Gains on investments and sale of operations 1)	8,489	409	136

Other operating income 2)	835	2,807	841
Total	9,389	3,229	994

Other operating expenses

Losses on sales of intangible assets and PP&E	–3	–21	–

Losses on investments and sale of operations 1)	–603	–554	–421

Impairment of goodwill 3)	–	–1,260	–31,897

Other operating expenses	–573	–764	–541
Total	–1,179	–2,599	–32,859

1)	2025 includes a gain of SEK 7.6 billion due to the divestment of iconectiv. Information about divestments is presented in note E2 ”Business combinations”.
2)	2024 includes a gain of SEK 1.9 billion from the resolution of a commercial dispute.
3)
Includes an impairment of SEK –1.3 billion in 2024 and –31.9 billion in 2023 mainly related to the acquisition of Vonage. For more information about the impairment of goodwill, see note C1 ”Intangible assets”.